Total revenues (Tables)	12 Months Ended
Dec. 31, 2022
Total revenues
Revenue by collaboration and by category of revenue

	Over time	Point in time	2022	2021	2020
			(Euro, in	(Euro, in	(Euro, in
			thousands)	thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€370,078	€433,884	€411,417
Gilead collaboration agreement for filgotinib	Ö		139,655	203,301	181,816
Gilead collaboration agreement for drug discovery platform	Ö		230,423	230,582	229,601

Milestone payments			36,777	32,408	46,261
Gilead collaboration agreement for filgotinib	Ö		34,777	32,408	46,261
Sobi distribution agreement for Jyseleca		Ö	2,000	-	-

Reimbursement income			56	-	4,073
Novartis collaboration agreement for MOR106	Ö		56	-	4,125
AbbVie collaboration agreement for CF	Ö		-	-	(52)

Royalties			10,770	3,801	16,300
Gilead royalties on Jyseleca		Ö	10,726	3,757	16,227
Other royalties		Ö	44	43	72
Total collaboration revenues			€417,681	€470,093	€478,051

Summary of allocation of transaction price

	December 31, 2020	Other movements in 2021	Filgotinib amendment (September 6, 2021)	December 31, 2021	Other movements in 2022	December 31, 2022

Allocation of transaction price
Upfront consideration	€4,005,373		€12,643	€4,018,016		€4,018,016
Milestones achieved	194,363			194,363	€18,238	212,601
Royalties	16,227	€3,757		19,984	10,726	30,710
Impact initial valuation of share subscription	124,604			124,604		124,604
	4,340,567	3,757	12,643	4,356,967	28,964	4,385,931
Less :
Warrants issuance liabilities
Warrant A	(43,311)			(43,311)		(43,311)
Initial warrant B	(2,545)			(2,545)		(2,545)
Subsequent warrant B	(7,859)	5,417		(2,442)	1,714	(728)
	4,286,852	9,174	12,643	4,308,669	30,678	4,339,347
Allocation to performance obligations
Ziritaxestat	666,967			666,967		666,967
Filgotinib (1)	1,326,814	3,757	€12,643	1,343,214	28,964	1,372,178
Drug discovery platform (10 years)	€2,293,072	€5,417		€2,298,489	€1,714	€2,300,203

(1) With regard to the additional consideration received as a result of the Option, License and Collaboration agreement (July 14, 2019) allocated to the filgotinib performance obligation, we assumed the existence of a significant financing component estimated to €44.5 million as of December 31, 2019 reflecting the time value of money on the estimated recognition period. This financing component was reassessed to €55.3 million as of December 31, 2020, to €57.3 million on December 31, 2021 and to €58.7 million on December 31, 2022.